Employee Benefits	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Text block [abstract]
Employee Benefits
14.	Employee Benefits
Share-based payments
The Group issues equity settled share-based payments to employees of the Group and advisors, whereby services are rendered in exchange for rights over shares in the Group. Employees of all Group companies participate within this scheme.
Options are granted to employees at the start of their employment. Upon completion of the first year of employment, 25.0% of options will vest, and the remainder will vest monthly over the next three years. In certain circumstances, additional options are granted to employees to recognize performance. Such options vest in the same manner as those granted on joining. Share options are accounted for using the graded vesting method.
Options granted to advisors also vest over a 4-year period, subject to the advisors providing consultancy services on an ad hoc basis and at board meetings.
In February 2021, the Board approved a special equity grant of 10,150,395 growth shares to be awarded to three employees (“Growth Shares”), with a subscription price of $0.03 per share. The Growth Shares vest one year from the date of the grantee’s date of hire. The Growth Shares allow the grantee to benefit from the difference between the value of the number of Growth Shares awarded and the benchmark valuation. The Growth Shares convert into the Company’s ordinary B Shares upon an exit event, which includes a business merger, an initial public offering, or certain other events (“Exit Event”). The Growth Shares are redeemable at the sole discretion of the Company at $0.00001227 or at some other amount at the discretion of the Board of Directors prior to an Exit Event upon cessation of employment. The group calculated the grant date fair value of the Growth Shares using a Monte Carlo Simulation of approximately $9.7 million. The key assumptions used were a pre-money equity value of $3.5 billion and a volatility rate of 54%.
In March 2021, the Company made an offer to all existing UK participants in the Long-Term Incentive Plan (“LTIP”) to convert their LTIP share options into a new Company Share Options Plan (“CSOP”) or into Restricted Share Awards (“RSAs”). There were no changes made participants’ awards that accepted the offer, including vesting conditions or period the original share options granted; however, as a result of this activity, all employees who elected to have their LTIP option converted to a new CSOP award had their existing LTIP options forfeited and were granted an increased number of share options in line with the increased exercise price under the CSOP and RSU plans. For those participants who accepted the offer convert their awards into the CSOP Plan, a total of 34,180,103 options were cancelled and replaced with 25,566,186 options and 16,697,963 RSAs during the six months ending June 30, 2021. These RSAs vest over a four-year period, with 25% of the RSA vesting in the first year, and monthly thereafter. As of June 30, 2021, 16,697,963 RSAs were outstanding. As of June 30, 2021, there were 70,410,659 options outstanding, of which 52,000,990 were vested with a weighted average exercise price of $0.09.
The Group recognized share-based payment expense of $12.3 million and $0.5 million for the six months ended June 30, 2021 and June 30, 2020.

22.	Employee Benefits
Pension plans
The Group operates a defined contribution plan, under which the Group pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts. During fiscal year 2020, the Group paid fixed contributions totalling $13,371 thousand (2019: $9,235 thousand).
Share-based payments
The Group issues equity settled share-based payments to employees of the Group and advisors, whereby services are rendered in exchange for rights over shares in the Group. Employees of all Group companies participate within this scheme.
Options are granted to employees at the start of their employment. Upon completion of the first year of employment, 25.0% of options will vest, and the remainder will vest monthly over the next three years. In certain circumstances, additional options are granted to employees to recognize performance. Such options vest in the same manner as those granted on joining. Share options are accounted for using the graded vesting method.
Options granted to advisors also vest over a
4-year
period, subject to the advisors providing consultancy services on an ad hoc basis and at board meetings.
The number and weighted average exercise price of share options for the Group are as follows:

	Weighted average exercise price 2020	Number of options 2020	Weighted average exercise price 2019	Number of options 2019
	$		$
Outstanding at the beginning of the year	0.00001	74,707,270	0.00001	57,613,684
Forfeited during the year	0.00001	(8,673,488)	0.00001	(9,160,081)
Exercised during the year	—	—	—	—
Granted during the year	0.00001	12,738,070	0.00001	26,253,667

Outstanding at the end of the year	0.00001	78,771,852	0.00001	74,707,270

Exercisable at the end of the year	—	—	—	—

	2020	2019
	$’000	$’000
Total share-based payment expense	9,557	7,966